Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										9 Months Ended			12 Months Ended				3 Months Ended			9 Months Ended			12 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended	3 Months Ended				9 Months Ended				12 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012 segment		Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009		Sep. 30, 2012 Resources		Sep. 30, 2011 Resources	Sep. 30, 2012 Resources		Sep. 30, 2011 Resources	Dec. 31, 2011 Resources	Sep. 30, 2012 Chemicals and Oxides		Sep. 30, 2011 Chemicals and Oxides	Sep. 30, 2012 Chemicals and Oxides		Sep. 30, 2011 Chemicals and Oxides	Dec. 31, 2011 Chemicals and Oxides	Sep. 30, 2012 Magnetic Materials and Alloys		Sep. 30, 2011 Magnetic Materials and Alloys	Sep. 30, 2012 Magnetic Materials and Alloys		Sep. 30, 2011 Magnetic Materials and Alloys	Dec. 31, 2011 Magnetic Materials and Alloys	Sep. 30, 2012 Rare Metals		Sep. 30, 2011 Rare Metals	Sep. 30, 2012 Rare Metals		Sep. 30, 2011 Rare Metals	Dec. 31, 2011 Rare Metals	Sep. 30, 2012 Eliminations		Sep. 30, 2011 Eliminations		Sep. 30, 2012 Eliminations		Sep. 30, 2011 Eliminations		Dec. 31, 2011 Eliminations	Sep. 30, 2012 Corporate and other		Sep. 30, 2011 Corporate and other	Sep. 30, 2012 Corporate and other		Sep. 30, 2011 Corporate and other	Dec. 31, 2011 Corporate and other	Jun. 12, 2012 Molycorp Canada
Segment Information
Assets	$ 3,387,326		$ 1,255,125	$ 1,185,442			$ 479,560				$ 3,387,326		$ 1,185,442	$ 1,255,125	$ 479,560					$ 632,098			$ 632,098				$ 52,955			$ 52,955				$ 33,032			$ 33,032				$ 69,361			$ 69,361				$ (154,710)	[1]			$ (154,710)	[1]				$ 552,706			$ 552,706
Intercompany Costs																																														15,673				(45,952)
Number of segments											4
Sales:
External	205,604			138,050							394,651		263,927	396,831				17,150		94,342	78,162		180,951	253,563	87,820		15,927	134,158		31,419	40,216	74,789		14,449	125,277		24,699	56,772	25,845		13,332	57,054		26,858	46,280	0	[2]	0		0	[2]	0		0
Intersegment	0			0							0		0	0				3,745		30,535	5,977		46,482	55,155	11,559		6,652	15,496		10,290	13,902	0		0	0		0	0	0		0	0		0	0	(15,304)	[2]	(37,187)		(21,473)	[2]	(56,772)		(69,057)
Total sales	205,604		132,905	138,050	99,615	26,261	21,702	8,533	1,904	3,018	394,651		263,927	396,831	35,157	7,093	[3]	20,895		124,877	84,139		227,433	308,718	99,379		22,579	149,654		41,709	54,118	74,789		14,449	125,277		24,699	56,772	25,845		13,332	57,054		26,858	46,280	(15,304)	[2]	(37,187)		(21,473)	[2]	(56,772)		(69,057)
Depreciation, amortization and accretion	20,335			5,600							31,426		10,972	14,272	6,015	3,896		4,035		2,715	8,743		7,538		5,685		1,627	7,419		1,707		8,857		(128)	10,810		271		1,715		1,386	4,358		1,456		0	[2]	0		0	[2]	0			43		0	96		0
Depreciation, amortization and accretion														14,684										10,010							1,958							236							2,449									0							31
Operating (loss) income	(40,329)		45,950	66,945	41,940	(1,971)	(9,920)	(10,152)	(23,336)	(7,770)	(91,272)		106,766	152,866	(51,178)	(28,574)	[3]	(23,966)		101,727	(23,594)		163,392	218,549	2,149		2,682	(21,863)		10,333	8,700	1,419		610	(1,544)		(586)	2,331	(3,774)		(3,148)	(1,947)		(175)	2,131	369	[2]	(22,329)		24,480	[2]	(31,514)		(27,443)	(16,526)	[4]	(12,597)	(66,804)	[4]	(34,684)	(51,402)
(Loss) income before income taxes	(43,745)			64,157							(143,152)		104,303	146,910	(50,774)	(28,587)		(25,506)		101,606	(25,044)		163,234	218,391	1,201		1,559	(23,663)		9,232	5,785	1,215		614	(2,381)		(580)	2,336	(3,812)		(4,121)	(2,998)		(1,124)	(634)	369	[2]	(22,329)		24,480	[2]	(31,514)		(27,443)	(17,212)	[4]	(13,172)	(113,546)	[4]	(34,945)	(51,525)
Total assets excluding goodwill not yet allocated to segments	2,885,756	[5]	1,255,125								2,885,756	[5]		1,255,125				1,686,524	[5]		1,686,524	[5]		824,712	565,673	[5]		565,673	[5]		46,368	536,299	[5]		536,299	[5]		30,061	79,996	[5]		79,996	[5]		71,634	(161,201)	[2],[5]			(161,201)	[2],[5]			(143,729)	178,465	[4],[5]		178,465	[4],[5]		426,079
Capital expenditures	195,864	[6]		108,462							692,751	[6]	222,800	409,217				187,611	[6]	106,162	675,836	[6]	218,128	401,047	2,597	[6]	2,300	6,615	[6]	4,672	8,170	1,432	[6]	0	1,612	[6]	0	0	2,837	[6]	0	6,955	[6]	0	0	0	[2],[6]	0		0	[2],[6]	0		0	1,387	[4],[6]	0	1,733	[4],[6]	0	0
Intercompany investments																																														(159,009)		102,357	[2]	(159,009)		102,357	[2]
Intercompany accounts receivable and profits in inventory																																														(2,192)		52,353	[2]	(2,192)		52,353	[2]
Goodwill																																																														$ 501,571

[1]	The total assets elimination of $154,710 is comprised of $102,357 of intercompany investments and $52,353 of intercompany accounts receivable and profits in inventory.
[2]	The net elimination in operating results includes cost of sales elimination of $15,673 for three months ended September 30, 2012, and $45,952 for the nine months ended September 30, 2012. The cost of sales elimination consists of the intercompany gross profits as well as elimination of lower of cost or market adjustments related to intercompany inventory. The $161,201 of total assets elimination is comprised of $159,009 of intercompany investments and $2,192 of intercompany accounts receivable and profits in inventory.
[3]	Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.
[4]	Corporate loss before income taxes and equity earnings includes business development costs, personnel and related costs, including stock-based compensation expense, accounting and legal fees, occupancy expense, information technology costs and interest expense. Other consists of nominal expenses incurred by the sales office in Tokyo, Japan. Total corporate assets is comprised primarily of cash and cash equivalents.
[5]	Excludes goodwill of $501.6 million arising on the Molycorp Canada acquisition which has not been allocated to its operating segments.
[6]	On an accrual basis excluding capitalized interest.